FORM 13F COVER PAGE

Report for the Calendar Quarter ended: March 31,2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter M. Donovan
Title:    Authorized Representative
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Peter M.Donovan
 -------------------------
    Peter M. Donovan     Milford, Connecticut      May 3, 2012


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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

                                                       Wright Private Asset Management
                                                                 FORM 13F
                                                                 31-Mar-12

                                                        Form 13F Information Table                           Voting Authority
                                  Title                 --------------------------                     ----------------------------
                                   of                       Value      Shares/ Sh/  Put/ Invstmt  Other
Name Of Issuer                    Class     CUSIP          (x$1000)    Prn Amt Prn  Call Dscretn  Mgrs  Sole    Shared     None
-------------------------         -----    ---------      ---------   -------- --- ----- -------- ----- -----   -------   -------


COMMON STOCK
------------
AT&T Inc                           COM      00206r102        556      17,812   SH         SOLE          16,016     0       1,796
American Express Co.               COM      025816109        243       4,200   SH         SOLE           4,160     0          40
Apple Computer  Inc                COM      037833100        555         926   SH         SOLE             915     0          11
Caterpillar Inc                    COM      149123101        267       2,505   SH         SOLE           2,465     0          40
Chevron Corp                       COM      166764100        700       6,533   SH         SOLE           5,970     0         563
Cisco System Inc                   COM      17275r102        233      11,000   SH         SOLE          10,863     0         137
Coach Inc                          COM      189754104        241       3,119   SH         SOLE           3,115     0           4
Coca Cola Co.                      COM      191216100        230       3,111   SH         SOLE           3,105     0           6
Consolidated Edison Inc            COM      209115104        222       3,806   SH         SOLE           2,925     0         881
Emerson Electric Co.               COM      291011104        217       4,153   SH         SOLE           3,220     0         933
Exxon Mobil Corp                   COM      30231g102        346       3,988   SH         SOLE           3,988     0
General Electric Co.               COM      369604103        299      14,916   SH         SOLE          13,360     0       1,556
Honeywell Intl Inc                 COM      438516106        342       5,604   SH         SOLE           4,830     0         774
I B M                              COM      459200101        559       2,680   SH         SOLE           2,540     0         140
Intel Corp                         COM      458140100        304      10,825   SH         SOLE          10,815     0          10
JP Morgan Chase & Co.              COM      46625h100        493      10,730   SH         SOLE           9,500     0       1,230
Johnson & Johnson                  COM      478160104        282       4,281   SH         SOLE           4,255     0          26
Mastercard Inc-Cl A                COM      57636Q104        229         545   SH         SOLE             540     0           5
McDonalds Corp                     COM      580135101        379       3,860   SH         SOLE           3,860     0
Microchip Technology Inc           COM      595017104        198       5,318   SH         SOLE           4,050     0       1,268
Microsoft Corp                     COM      594918104        364      11,275   SH         SOLE          11,205     0          70
PNC Fin Services Group Inc         COM      693475105        193       2,998   SH         SOLE           2,350     0         648
Pfizer Inc                         COM      717081103        489      21,595   SH         SOLE          19,125     0       2,470
US Bancorp                         COM      902973304        301       9,515   SH         SOLE           8,950     0         565
United Technologies                COM      913017109        206       2,485   SH         SOLE           2,485     0
Verizon Communications             COM      92343v104        227       5,945   SH         SOLE           4,970     0         975
Wellpoint Inc                      COM      94973v107        195       2,645   SH         SOLE           2,610     0          35
Wells Fargo Company                COM      949746101        225       6,601   SH         SOLE           6,506     0          95
                                                         --------
TOTAL COMMON STOCK                                         9,098

ADRS
----
Toronto Dominion Bank (Ny Shs)              891160509        198       2,335   SH         SOLE           1,900     0         435
                                                         --------
GRAND TOTAL                                                9,297
                                                         ========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   29
Form 13F Information Table Value Total:              $ 9,297


List of Other Included Managers:            NONE
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